UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 09/30/2009


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristen Powers
Title:   Manager Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Kristen Powers	    Solana Beach, CA               11/06/2009
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: 140922000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     1553    21045 SH       Sole                    20690               355
AFLAC Inc.                     COM              001055102     3388    79261 SH       Sole                    75536              3725
Abbott Labs                    COM              002824100      231     4662 SH       Sole                     4662
Apache Petroleum               COM              037411105     2461    26804 SH       Sole                    25809               995
Best Buy Inc.                  COM              086516101     2463    65645 SH       Sole                    63250              2395
CVS Corp Del                   COM              126650100     1078    30170 SH       Sole                    28275              1895
Carnival Cruise Lines          COM              143658300     1008    30290 SH       Sole                    27875              2415
Cerner Corp                    COM              156782104     3699    49455 SH       Sole                    47475              1980
Chevron Texaco Corp.           COM              166764100     2933    41649 SH       Sole                    40004              1645
Citrix Systems                 COM              177376100     1037    26443 SH       Sole                    24418              2025
Consumer Discretionary Select  COM              81369y407      308    11216 SH       Sole                    10976               240
Consumer Staples Select Sector COM              81369Y308      328    12885 SH       Sole                    12475               410
Danaher Corp Del               COM              235851102     1113    16535 SH       Sole                    15055              1480
Dentsply Intl Inc.             COM              249030107     1378    39885 SH       Sole                    39270               615
Devon Energy Corp New          COM              25179M103      504     7486 SH       Sole                     6746               740
Edwards Lifesciences           COM              28176e108      837    11970 SH       Sole                    10940              1030
Equal Weight Health Care - Ryd COM              78355w841      720    13870 SH       Sole                    13585               285
Expeditors International       COM              302130109      365    10380 SH       Sole                     9380              1000
Exxon Mobil                    COM              30231G102     1897    27647 SH       Sole                    26582              1065
FPL Group Incorporated         COM              302571104     1986    35965 SH       Sole                    34755              1210
Financial Select Sector - SPDR COM              81369Y605      405    27125 SH       Sole                    26715               410
Goldman Sachs Group            COM              38141G104     1788     9698 SH       Sole                     9052               646
Google Inc.                    COM              38259p508     3938     7941 SH       Sole                     7576               365
Hansen Natural                 COM              411310105      789    21470 SH       Sole                    19100              2370
IBM                            COM              459200101      220     1841 SH       Sole                     1841
Icon PLC ADR                   COM              45103t107      812    33140 SH       Sole                    32280               860
JP Morgan Chase & Co.          COM              46625H100     3772    86077 SH       Sole                    82262              3815
Johnson & Johnson              COM              478160104     3389    55656 SH       Sole                    53721              1935
MSCI Emerging Markets Index Fu COM              464287234     8587   220695 SH       Sole                   213390              7305
MSCI European Monetary Union I COM              464286608     2631    69227 SH       Sole                    63282              5945
Medtronic, Inc.                COM              585055106     1847    50193 SH       Sole                    48473              1720
Microsoft Corp.                COM              594918104     1834    71300 SH       Sole                    69890              1410
Monsanto Corp.                 COM              61166W101     2710    35015 SH       Sole                    33280              1735
Nice Systems Ltd               COM              653656108      855    28075 SH       Sole                    26015              2060
Novartis ADR                   COM              66987V109     1430    28390 SH       Sole                    27915               475
Paychex                        COM              704326107     1598    55025 SH       Sole                    54100               925
Pepsico Inc.                   COM              713448108     3520    60006 SH       Sole                    57626              2380
Pico Holdings                  COM              693366205     1193    35760 SH       Sole                    33730              2030
Progress Energy Inc.           COM              743263105     1117    28585 SH       Sole                    28065               520
Qualcomm                       COM              747525103     4785   106375 SH       Sole                   102410              3965
Quanta Services                COM              74762e102     1611    72795 SH       Sole                    70400              2395
Resmed                         COM              761152107      822    18180 SH       Sole                    16205              1975
Russell Large-Cap Growth - iSh COM              464287614     1062    22930 SH       Sole                    22220               710
Russell Large-Cap Value - iSha COM              464287598      455     8196 SH       Sole                     7996               200
Russell Mid-Cap Growth - iShar COM              464287481     3667    86228 SH       Sole                    81238              4990
Russell Mid-Cap Index Fund - i COM              464287499      203     2590 SH       Sole                     2560                30
Russell Mid-Cap Value - iShare COM              464287473     2128    60082 SH       Sole                    59152               930
Russell Small-Cap Growth - iSh COM              464287648     2285    34921 SH       Sole                    33076              1845
Russell Small-Cap Value - iSha COM              464287630     1683    29821 SH       Sole                    29276               545
S&P Biotech - SPDR             COM              78464a870     1897    35345 SH       Sole                    33905              1440
S&P Global Energy Sector - iSh COM              464287341     3333    97754 SH       Sole                    95976              1778
S&P Global Industrial Index -  COM              464288729      244     5645 SH       Sole                     5555                90
S&P Global Technology Index -  COM              464287291      472     9045 SH       Sole                     8945               100
S&P Global Telecom Sector - iS COM              464287275     3824    71043 SH       Sole                    69973              1070
S&P NA Technology Software Ind COM              464287515     2365    54295 SH       Sole                    53115              1180
SPDR S&P BRIC 40               COM              78463x798     2357   101785 SH       Sole                    99765              2020
State Street Corp.             COM              857477103     3520    66921 SH       Sole                    63726              3195
Stryker Corp                   COM              863667101      622    13690 SH       Sole                    12875               815
Teva Pharmaceutical Industries COM              881624209     2260    44692 SH       Sole                    42997              1695
Toronto Dominion Bank          COM              891160509     3867    60001 SH       Sole                    57506              2495
Toyota Motor CP ADR New        COM              892331307     2320    29530 SH       Sole                    28125              1405
UPS                            COM              911312106     1111    19680 SH       Sole                    19300               380
Vanguard European Stock ETF    COM              922042874     3989    80430 SH       Sole                    79810               620
Vanguard Pacific Stock ETF     COM              922042866     2224    42555 SH       Sole                    41895               660
Vanguard Total Stock Market ET COM              922908769      273     5102 SH       Sole                     5102
Verizon Communications         COM              92343V104     1640    54180 SH       Sole                    51425              2755
Visa                           COM              92826c839     2789    40350 SH       Sole                    38750              1600
WP PLC ADS                     COM              92933h101     2768    64425 SH       Sole                    62425              2000
WalMart                        COM              931142103      835    17003 SH       Sole                    15848              1155
Vanguard Index Trust 500                        922908108      241 2470.2640 SH      Sole                2470.2640
Public Storage                 REL              74460d109     1170    15545 SH       Sole                    15255               290
Realty Income Corp.            REL              756109104     2108    82170 SH       Sole                    80450              1720
Absolute Strategies            OAS              34984t600      108    10391 SH       Sole                    10391
Gold Trust - SPDR              OAS              78463v107     4166    42145 SH       Sole                    41120              1025